Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
Note 5.  Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2011	2010

Buildings and improvements	$10,668,590	$10,515,227
Land and land improvements	2,378,813	2,378,812
Furniture and equipment	7,011,347	6,199,355
Leasehold improvements	1,296,405	1,293,328
Capital lease	976,907	927,889
Other	17,490	89,507
	22,349,552	21,404,118
Less accumulated depreciation and amortization	(9,634,326)	(8,612,147)
	$12,715,226	$12,791,971

Depreciation and amortization included in occupancy expenses amounted to $1,022,178 and $1,035,739 for the years ended December 31, 2011 and 2010, respectively.

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2016, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2011 for each of the next five years and in aggregate are:

2012	$171,374
2013	171,374
2014	147,083
2015	123,028
2016	55,000
$667,859

Total rental expense amounted to $222,180 and $221,243 for the years ended December 31, 2011 and 2010, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2011:

2012	$123,755
2013	123,755
2014	126,255
2015	129,755
2016	129,755
Subsequent to 2016	553,913
Total minimum lease payments	1,187,188
Less amount representing interest	(353,721)
Present value of net minimum lease payments	$833,467